Accrued Expenses	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES [Abstract]
Accrued Expenses
NOTE 9 - ACCRUED EXPENSES
Accrued expenses as of December 31, 2014 and 2013 consisted of the following:

	December 31, 2014	December 31, 2013
Accrued voyage expenses	$ 2,620	$ 1,979
Accrued loan interest	380	579
Accrued legal and professional fees	623	1,318
Total accrued expenses	$ 3,623	$ 3,876